Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Critical Accounting Estimates and Judgments	Critical Accounting Estimates and Judgments
In the preparation of the company's consolidated financial statements, management has made a number of critical accounting estimates and judgments as described below, and in certain notes to the consolidated financial statements: determination of fair value for financial instruments in note 5; carrying value of associates in note 6; carrying value of goodwill and intangibles in note 12; and contingencies in note 20. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. The broad effects of the COVID-19 pandemic on the company are described in note 24 and the effects on the company's development of critical estimates during 2020 are described below.
Provision for losses and loss adjustment expenses
Provisions for losses and loss adjustment expenses are estimated based on Canadian accepted actuarial practices, which are designed to ensure the company establishes an appropriate reserve on the consolidated balance sheet to cover insured losses and related claims expenses for both reported claims and IBNR claims as of each balance sheet date. The assumptions underlying the estimation of provisions for losses and loss adjustment expenses are regularly reviewed and updated by the company to reflect recent and emerging trends in experience and changes in the risk profile of the business. The estimation techniques employed by the company in determining provisions for losses and loss adjustment expenses and the inherent uncertainties associated with insurance contracts are described in the "Insurance contracts" section of note 3 and the “Underwriting Risk” section of note 24, and the historic development of the company's insurance liabilities are presented in note 8.
Determination of fair value for financial instruments classified as Level 3 in the fair value hierarchy
Fair values for substantially all of the company's financial instruments are measured using market or income approaches. Considerable judgment may be required in developing estimates of fair value, particularly for financial instruments classified as Level 3 in the fair value hierarchy as such estimates incorporate unobservable inputs that require management to use its own assumptions. While the company's valuation techniques for Level 3 financial instruments remained unchanged during 2020, the development of unobservable inputs included added estimation uncertainty due to the global economic disruption caused by the ongoing COVID-19 pandemic. Estimates of the amount and timing of future cash flows, discount rates, growth rates and other inputs incorporated into fair value measurements of Level 3 financial instruments are inherently more difficult to determine due to the unpredictable duration and impacts of the COVID-19 pandemic, including further actions that may be taken by governments to contain it and the timing of the re-opening of the economy in various parts of the world. The company has assumed that the economic impacts of COVID-19 will remain for the duration of government mandated restrictions by jurisdiction as currently known, with gradual lifting of those restrictions. The uncertainty in those assumptions have been incorporated into the company's valuations of Level 3 financial instruments primarily through wider credit spreads and higher discount rates, as applicable, compared to those applied at December 31, 2019. See note 5 for details of the company's Level 3 financial instruments. Additional volatility in the fair values of Level 3 financial instruments may arise in future periods if actual results differ materially from the company's estimates.
Determination of recoverable amounts of investments in associates and joint ventures
Investments in associates and joint ventures are assessed for impairment by comparing the carrying value of an associate or joint venture to its recoverable amount. The company typically uses discounted cash flows to estimate the recoverable amount of an associate or joint venture that requires a value-in-use model. Significant judgements and assumptions are required to determine the discounted cash flows, including discount rates, long term growth rates, working capital requirements, annual capital expenditures and cash taxes payable. As described in the preceding section, those assumptions were inherently more difficult to determine due to the unpredictable duration and impacts of the COVID-19 pandemic. The company assumed that the economic impacts of COVID-19 will remain for the duration of government mandated restrictions by jurisdiction as currently known, with gradual lifting of those restrictions. The uncertainty in those assumptions were incorporated into the company's discounted cash flows used to determine recoverable amounts primarily through higher discount rates compared to those applied at December 31, 2019. Discounted cash flows are subject to sensitivity analysis given the uncertainty in preparing forecasts. Details of investments in associates and joint ventures, including any impairment losses recorded in the consolidated statement of earnings, are presented in note 6. Additional volatility in the recoverable amounts of investments in associates and joint ventures may arise in future periods if actual results differ materially from the company's estimates.
Impairment assessments of goodwill and indefinite-lived intangible assets
Goodwill and indefinite-lived intangible assets are assessed annually for impairment, or more frequently if there are indicators of impairment, by comparing the carrying value of the cash-generating unit (“CGU”) or group of CGUs to which these assets are allocated to their recoverable amounts. The company principally uses discounted cash flows to estimate the recoverable amount of a CGU or group of CGUs to which goodwill or indefinite-lived intangible assets have been allocated, and market approaches are used when applicable. Significant judgements and assumptions are required to determine the discounted cash flows, including discount rates, long term growth rates and working capital requirements, and also (i) for goodwill, premiums, investment returns, revenues and expenses, and (ii) for indefinite-lived intangible assets, premiums, revenues and royalty rates. The company assumed that the economic impacts of COVID-19 will remain for the duration of government mandated restrictions by jurisdiction as currently known, with gradual lifting of those restrictions. The uncertainty in those assumptions were incorporated into the company's discounted cash flows used to determine recoverable amounts primarily through higher discount rates compared to those applied at December 31, 2019. Discounted cash flows are subject to sensitivity analysis given the uncertainty in preparing forecasts. Details of goodwill and indefinite-lived intangible assets, including the results of annual impairment tests, are presented in note 12. Additional volatility in the recoverable amounts of goodwill and indefinite-lived intangible assets may arise in future periods if actual results differ materially from the company's estimates.
Determination of significant influence, joint control and control
The determination of whether an investment is an associate, a joint arrangement or a subsidiary requires consideration of all facts and circumstances, and typically begins with an analysis of the company's proportion of the investee's voting rights. Judgment may be required to determine the existence of significant influence, joint control or control when it involves elements such as contractual arrangements between shareholders, currently exercisable potential voting rights through warrants or convertible instruments, significant shareholdings relative to other third party shareholders, and regulatory restrictions on board representation, voting rights, or relevant activities of the investee. De facto control over an investee without holding the majority of its voting rights may occur due to dispersion of third party shareholdings and other factors. Conversely, having significant influence over an investee when holding the majority of its voting rights may occur due to regulatory and other restrictions that limit the application of voting and other rights. The company's investments in associates and joint ventures are presented in note 6, business combinations and divestitures are presented in note 23 and subsidiaries are presented in note 29. During 2020 the company exercised judgment in determining its loss of control of Fairfax Africa, and its joint control of RiverStone Barbados, as described in note 23.
Business combinations
Accounting for business combinations requires estimates of fair value for the consideration transferred, assets acquired and liabilities assumed. The company uses all available information, including third party valuations and appraisals where appropriate, to determine these fair values. Changes in estimates of fair value due to additional information related to facts and circumstances that existed at the acquisition date would impact the amount of goodwill or gain on bargain purchase recognized. The company has up to one year from the acquisition date to finalize its determination of fair values for a business combination if needed. Details of business combinations are presented in note 23.
Recoverability of deferred income tax assets
Management exercises judgment in assessing recent and expected profitability of operating companies and their ability to realize recorded income tax assets. The company reviews its deferred income tax assets quarterly, taking into consideration the availability of sufficient current and projected taxable profits, reversals of taxable temporary differences and tax planning strategies. Details of deferred income tax assets are presented in note 18.